Subsequent Events	8 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Subsequent Events
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued and determined that there have been no events, other than already disclosed, that have occurred that would require adjustments to or disclosures in the financial statements.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued and determined that there have been no events that have occurred that would require adjustments to or disclosures in these financial statements.